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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: One Front Street, 36th Floor
         San Francisco, CA  94111

Form  13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Freund
Title: Chief Compliance Officer
Phone: (415) 445-5228

Signature, Place, and Date of Signing:

/s/  Susan Freund                  San Francisco, CA        February 11, 2009
-----------------------------  -------------------------  ----------------------
[Signature]                          [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form  13F Information Table Entry Total: 90

Form 13F Information Table Value Total:   $181,781
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OF   SH/  PUT/  INVESTMENT   OTHER    -------------------------
    NAME OF ISSUER           CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED    NONE
----------------------  ---------------  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------  --------
ACERGY SA                SPONSORED ADR   00443E104      1717     297135   SH           Sole                297135
AECOM TECHNOLOGY CORP         COM        00766T100      1217      39595   SH           Sole                 39595
ALLEGHENY TECHNOLOGIES
 INC                          COM        01741R102       257      10049   SH           Sole                 10049
ALLEGIANT TRAVEL CO           COM        01748X102      1288      26513   SH           Sole                 26513
AMERISOURCEBERGEN CORP        COM        03073E105      4879     136821   SH           Sole                 86048             50773
AMR CORP COM                  COM        001765106       219      20532   SH           Sole                 19639               893
APOLLO GROUP INC              CL A       037604105       300       3912   SH           Sole                  3741               171
ARVINMERITOR INC              COM        043353101        97      34083   SH           Sole                 34083
ATLAS AMERICA INC             COM        049167109       426      28696   SH           Sole                 28696
AUTOZONE INC COM              COM        053332102      4432      31780   SH           Sole                 21353             10427
BANK OF THE OZARKS INC        COM        063904106      1239      41803   SH           Sole                 41803
BANKAMERICA CORP              COM        060505104      4393     311974   SH           Sole                177839            134135
BANKRATE INC.                 COM        06646V108      1263      33250   SH           Sole                 33250
BURLINGTON NORTHERN
 SANTA FE                     COM        12189T104      4675      61752   SH           Sole                 34855             26897
CAMERON INTERNATIONAL
 CORP                         COM        13342B105       593      28921   SH           Sole                 27790              1131
CENTEX CORP.                  COM        152312104       570      53612   SH           Sole                 53612
CENTRAL EUROPEAN MEDIA
 ENTERPR                    CL A NEW     G20045202      8573     394721   SH           Sole                271066            123655
CHART INDUSTRIES INC     COM PAR $0.01   16115Q308       292      27505   SH           Sole                 27505
CITIGROUP INC                 COM        172967101      1760     262229   SH           Sole                154131            108098

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OF   SH/  PUT/  INVESTMENT   OTHER    -------------------------
    NAME OF ISSUER           CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED    NONE
----------------------  ---------------  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------  --------
CITY NATL CORP COM            COM        178566105       846      17368   SH           Sole                 17368
CNX GAS CORP                  COM        12618H309       594      21776   SH           Sole                 21776
COACH INC                     COM        189754104       615      29614   SH           Sole                 29614
COLFAX CORP                   COM        194014106      1098     105705   SH           Sole                105705
CONTANGO OIL & GAS CO       COM NEW      21075N204     11325     201156   SH           Sole                139634             61522
CONTINENTAL AIRLINES
  INC.                        CL B       210795308       582      32222   SH           Sole                 32222
COVANTA HOLDING CORP          COM        22282E102       439      20006   SH           Sole                 19140               866
CSX CORP                      COM        126408103      3253     100179   SH           Sole                 55378             44801
DELTA AIR LINES INC         COM NEW      247361702      5013     437411   SH           Sole                263859            173552
DINE EQUITY INC               COM        254423106       179      15475   SH           Sole                 15475
FLUOR CORP COM                COM        343412102      3636      81028   SH           Sole                 58200             22828
FOSTER WHEELER LTD          SHS NEW      G36535139      3000     128299   SH           Sole                 82188             46111
GOLDMAN SACHS                 COM        38141G104      7877      93339   SH           Sole                 53271             40068
GRANITE CONSTRUCTION
  INC.                        COM        387328107      3248      73942   SH           Sole                 50886             23056
HILL INTERNATIONAL INC        COM        431466101       309      43963   SH           Sole                 43963
INTL COAL GROUP INC           COM        45928H106      3198    1390420   SH           Sole                993823            396597
ISHARES                 FTSE/XINHUA IDX  464287184       935      32158   SH           Sole                 32158
JACOBS ENGR GROUP DEL
 COM                          COM        469814107       607      12629   SH           Sole                 12629
JAMES RIVER COAL CO.        COM NEW      470355207       260      16957   SH           Sole                 16957

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OF   SH/  PUT/  INVESTMENT   OTHER    -------------------------
    NAME OF ISSUER           CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED    NONE
----------------------  ---------------  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------  --------
JETBLUE AIRWAYS CORP          COM        477143101       645      90833   SH           Sole                 90833
JP MORGAN CHASE & CO          COM        46625H100      7068     224159   SH           Sole                133889             90270
KB HOME                       COM        48666K109      1186      87099   SH           Sole                 84080              3019
KINDER MORGAN ENERGY
 PRTNRS                  UT LTD PARTNER  494550106      3804      83154   SH           Sole                 45246             37908
KOPPERS HOLDINGS INC.         COM        50060P106      4182     193410   SH           Sole                132375             61035
LAS VEGAS SANDS INC.          COM        517834107       546      92017   SH           Sole                 92017
LIVEPERSON INC                COM        538146101       404     221760   SH           Sole                221760
LOCKHEED MARTIN CORP         DBC V       539830109       289       3436   SH           Sole                 3436
MANNKIND CORP                 COM        56400P201      1879     547935   SH           Sole                537426             10509
MCDERMOTT INTL INC COM        COM        580037109      5594     566182   SH           Sole                366251            199931
MDC HOLDINGS INC              COM        552676108      1740      57416   SH           Sole                 57416
MELCO CROWN
ENTERTAINMENT LTD             ADR        585464100      1303     410946   SH           Sole                404358              6588
MERITAGE CORP                 COM        59001A102      6100     501242   SH           Sole                348134            153108
METLIFE INC                   COM        59156R108      2377      68187   SH           Sole                 47791             20396
MGM MIRAGE INC                COM        552953101       214      15542   SH           Sole                 14845               697
MORGAN STANLEY              COM NEW      617446448      3698     230536   SH           Sole                137046             93490
MUELLER WATER PRODUCTS     COM SER. A    624758108       243      28918   SH           Sole                 28918
NARA BANCORP INC.             COM        63080P105       289      29406   SH           Sole                 29406
NATIONAL COAL CORP          COM NEW      632381208      1227     966426   SH           Sole                785626            180800

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OF   SH/  PUT/  INVESTMENT   OTHER    -------------------------
    NAME OF ISSUER           CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED    NONE
----------------------  ---------------  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------  --------
NUCOR CORP COM                COM        670346105       461       9983   SH           Sole                  9512                471
OCWEN FINANCIAL             COM NEW      675746309       239      26028   SH           Sole                 26028
OLYMPIC STEEL INC.            COM        68162K106      1948      95617   SH           Sole                 95617
PATRIOT COAL CORP             COM        70336T104       235      37574   SH           Sole                 37574
PENN NATIONAL GAMING
 INC.                         COM        707569109       571      26727   SH           Sole                 26727
PENSKE AUTOMOTIVE
 GROUP INC                    COM        70959W103      1463     190444   SH           Sole                190444
PERINI CORP                   COM        713839108       842      36019   SH           Sole                 36019
PHOENIX TECHNOLOGY LTD        COM        719153108      1615     461415   SH           Sole                292595            168820
PINNACLE ENTERTAINMENT
 INC.                         COM        723456109      3594     467906   SH           Sole                370505             97401
PNC FINL SVCS GROUP
 INC                          COM        693475105       255       5209   SH           Sole                  4979               230
POTASH CORP SASK INC          COM        73755L107       242       3306   SH           Sole                  3162               144
PULTE HOMES, INC.             COM        745867101      4339     396992   SH           Sole                295542            101450
RELIANCE STEEL &
 ALUMINUM CO                  COM        759509102       269      13502   SH           Sole                 13502
ROSS STORES INC               COM        778296103       639      21479   SH           Sole                 21479
SASOL LTD                SPONSORED ADR   803866300       279       9202   SH           Sole                  7459              1743
SPDR SERIES TRUST        S&P HOMEBUILD   78464A888       418      34910   SH           Sole                 34910
STANDARD PACIFIC CORP         COM        85375C101       728     408876   SH           Sole                408876
STERICYCLE INC                COM        858912108       431       8282   SH           Sole                  8282
STERLING
 CONSTRUCTION CO              COM        859241101       227      12251   SH           Sole                 12251

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
----------------------  ---------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OF   SH/  PUT/  INVESTMENT   OTHER    -------------------------
    NAME OF ISSUER           CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED    NONE
----------------------  ---------------  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------  --------
SUNOCO INC.                   COM        86764P109      8753     201414   SH           Sole                121242             80172
TARGET CORPORATION            COM        87612E106      3580     103691   SH           Sole                 60258             43433
TCF FINL CORP COM             COM        872275102      1422     104136   SH           Sole                104136
TERRA NITROGEN CO LP        COM UNIT     881005201       333       3534   SH           Sole                  3534
TEXAS INDS INC                COM        882491103       225       6511   SH           Sole                  6511
TOLL BROTHERS INC             COM        889478103      5785     269968   SH           Sole                155801            114167
TRANSACT TECHNOLOGIES
 INC.                         COM        892918103      1324     288420   SH           Sole                279458              8962
UAL CORP                    COM NEW      902549807      1348     122305   SH           Sole                122305
UCBH HOLDINGS INC.            COM        90262T308       424      61669   SH           Sole                 61669
UNITED STATES STEEL
 CORP                         COM        912909108      2770      74454   SH           Sole                 46511             27943
URS CORP                      COM        903236107      3277      80389   SH           Sole                 52360             28029
US AIRWAYS GROUP INC          COM        90341W108       929     120167   SH           Sole                120167
WABTEC CORP                   COM        929740108      1090      27432   SH           Sole                 27432
WELLS FARGO &
 CO DEL COM                   COM        949746101      3734     126673   SH           Sole                 73068             53605